Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post employment benefits
Defined contribution schemes	€ 178	€ 192	€ 214
Defined benefit schemes	44	20	56
Total	€ 222	€ 212	€ 270